LEASE - Type of leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LEASE
Short-term leases	R$ 23,552	R$ 52,771
Low-value leases	23,452	40,592
Variable lease expenses	R$ 824	R$ 3,822